UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at January 31, 2018 (Unaudited)
Shares		Value
COMMON STOCKS: 97.9%
Consumer Discretionary: 8.5%
84,760	BorgWarner, Inc.	$4,768,598
94,175	Leggett & Platt, Inc.	4,380,079
158,335	Magna International, Inc.	9,048,845
279,725	Newell Brands, Inc.	7,395,929
68,700	NIKE, Inc. - Class B	4,686,714
97,900	Time Warner, Inc.	9,334,765
		39,614,930
Consumer Staples: 9.2%
56,400	Bunge Ltd.	4,479,852
62,830	JM Smucker Co.	7,972,498
408,830	The Kroger Co.	12,412,079
90,635	Procter & Gamble Co.	7,825,426
94,135	Wal-Mart Stores, Inc.	10,034,791
		42,724,646
Energy: 11.6%
64,565	Chevron Corp.	8,093,223
121,665	Exxon Mobil Corp.	10,621,354
236,515	National Oilwell Varco, Inc.	8,675,370
165,865	Noble Energy, Inc.	5,062,200
160,865	Royal Dutch Shell PLC - Class A - ADR	11,299,158
138,250	Schlumberger Ltd.	10,172,435
		53,923,740
Financials: 20.2%
14,495	Alleghany Corp. [1]	9,098,512
80,300	Allstate Corp.	7,931,231
92,215	American Express Co.	9,166,171
7,925	BlackRock, Inc.	4,452,265
147,615	Citigroup, Inc.	11,584,825
118,785	JPMorgan Chase & Co.	13,739,861
65,200	The PNC Financial Services Group, Inc.	10,302,904
105,960	State Street Corp.	11,673,613
52,500	U.S. Bancorp [2]	2,999,850
195,135	Wells Fargo & Co.	12,835,980
		93,785,212
Health Care: 14.4%
37,940	Aetna, Inc.	7,087,951
46,370	Allergan PLC	8,358,656
300,140	AstraZeneca PLC - ADR	10,522,909
131,120	Gilead Sciences, Inc.	10,987,856
82,160	Johnson & Johnson	11,353,690
28,945	McKesson Corp.	4,888,232
119,665	Merck & Co., Inc.	7,090,151
177,785	Pfizer, Inc.	6,585,156
		66,874,601

Industrials: 5.3%
359,050	General Electric Co.	5,805,839
30,580	Raytheon Co.	6,389,385
94,000	Siemens AG - ADR	7,167,500
88,830	Southwest Airlines Co.	5,400,864
		24,763,588
Information Technology: 15.6%
65,805	Amdocs Ltd.	4,501,062
39,025	Apple, Inc.	6,533,956
97,880	Avnet, Inc.	4,159,900
261,365	Cisco Systems, Inc.	10,857,102
525,935	HP, Inc.	12,264,804
123,885	Microsoft Corp.	11,770,314
78,620	QUALCOMM, Inc.	5,365,815
89,225	TE Connectivity Ltd.	9,148,239
231,670	Xerox Corp.	7,906,897
		72,508,089
Materials: 3.8%
45,425	Monsanto Co.	5,532,765
214,235	Mosaic Co.	5,848,616
158,375	Newmont Mining Corp.	6,415,771
		17,797,152
Real Estate: 2.9%
63,725	The Howard Hughes Corp. [1]	8,026,801
137,440	Weyerhaeuser Co. - REIT	5,159,498
		13,186,299
Telecommunication Services: 4.8%
291,410	AT&T, Inc.	10,913,305
354,655	Vodafone Group PLC - ADR	11,426,984
		22,340,289
Utilities: 1.6%
220,955	FirstEnergy Corp.	7,269,419
TOTAL COMMON STOCKS
(Cost $356,647,469)		454,787,965
SHORT-TERM, INVESTMENTS: 2.2%
10,204,703	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.208% [3]	10,204,703
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,204,703)		10,204,703
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $366,852,172)		464,992,668
Liabilities in Excess of Other Assets: (0.1)%		(510,218)
TOTAL NET ASSETS: 100.0%		$464,482,450

ADR -	American Depositary Receipt
REIT -	Real Estate Investment Trust

[1]	Non-income producing security.
[2]
Affiliated security. Quasar Distributors, LLC  (the "Distributor"), is the principal underwriter and distributor for the shares of the Becker Value Equity Fund (the "Fund"). The Distributor is affiliated with the Fund's transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC ("USBFS") and the Fund's custodian, U.S. Bank N.A.  The Fund purchased the shares shown above prior to August 14, 2012, when the Distributor became the Fund's principal underwriter.

Issuer	Share/Par Balance January 31, 2018	Value October 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Accrued Discounts/ Premiums	Value January 31, 2018	Dividend & Interest Income
U.S. Bancorp	52,500	$ 2,854,950	$ -	$ -	$ -	$ 144,900	$ -	$ 2,999,850	$ 15,750
Total					$ -	$ 144,900	$ -	$ 2,999,850	$ 15,750

[3]	Annualized seven-day yield as of January 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

Summary of Fair Value Disclosure at January 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$454,787,965	$-	$-	$454,787,965
Short-Term Investments	10,204,703	-	-	10,204,703
Total Investments in Securities	$464,992,668	$-	$-	$464,992,668

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                      March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President/Principal Executive Officer

Date                                                     March 23, 2018

By (Signature and Title) /s/ Aaron J. Perkovich
                                           Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                     March 23, 2018